Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible assets

10. Intangible Assets

Intangible assets and its related accumulated amortization as of December 31, 2021 and 2022 are as follows:

	As of December 31, 2021
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(9,411)	—	84,541
Developed technology (ii)	72,500	(3,575)	(2,071)	66,854
In-process research and development intangible assets (ii)	27,000	(1,191)	—	25,809
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(2,500)	—	14,500
Software	2,760	(1,073)	—	1,687
Trade names	716	(266)	—	450
Others	210	(96)	—	114
Total	232,138	(20,804)	(17,379)	193,955

	As of December 31, 2022
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(18,806)	—	75,146
Developed technology (ii)	72,500	(10,593)	(2,071)	59,836
In-process research and development intangible assets (ii)	27,000	(3,885)	—	23,115
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(8,154)	—	8,846
Software	3,223	(1,644)	—	1,579
Trade names	779	(341)	—	438
Others	447	(127)	—	320
Total	232,901	(46,242)	(17,379)	169,280
(i)Licenses include the insurance broker license and micro-finance license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Company completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Company completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

(ii)Customer relationship was derived from the acquisition of Leya. Supplier relationship, in-process research and development intangible assets were derived from the acquisition of Wuhan Miracle. Developed technology was derived from the acquisition of Leya and Wuhan Miracle. For the details, please refer to “Note 6 Business Combination”.

The impairment loss of intangible assets was nil, RMB17,379 and nil for the years ended December 31, 2020, 2021 and 2022, respectively. The impairment losses were resulted from a revision of long-term financial outlook of Leya, which indicates that the carrying value may not be recoverable.

10. Intangible assets (Continued)

Amortization expense was RMB4,829, RMB14,995 and RMB25,438 for the years ended December 31, 2020, 2021 and 2022, respectively.

The Company will record estimated amortization expenses of RMB25,308, RMB22,651, RMB19,365, RMB19,342 and RMB82,614 for the years ending December 31, 2023, 2024, 2025, 2026, 2027 and thereafter, respectively.